Allowance for Loan Losses - Ending Allocation of Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 263	$ 1,023
Collectively evaluated for impairment	13,975	13,245
Total	14,361	14,268	$ 16,528	$ 19,742
Individually evaluated for impairment	7,354	11,149
Collectively evaluated for impairment	993,910	903,708
Total	1,001,527	914,857
Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration	123
Loan balance of loans acquired with credit deterioration	263
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	23	641
Collectively evaluated for impairment	1,455	1,178
Total	1,478	1,819	2,838	2,811
Individually evaluated for impairment	873	2,304
Collectively evaluated for impairment	123,397	110,961
Total	124,402	113,265
Commercial and Agriculture [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan balance of loans acquired with credit deterioration	132
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	103	4
Collectively evaluated for impairment	2,364	2,217
Total	2,467	2,221	2,931	4,565
Individually evaluated for impairment	2,141	3,348
Collectively evaluated for impairment	165,756	139,666
Total	167,897	143,014
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment		20
Collectively evaluated for impairment	4,657	4,314
Total	4,657	4,334	3,888	4,942
Individually evaluated for impairment	1,742	2,176
Collectively evaluated for impairment	346,697	306,490
Total	348,439	308,666
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	137	305
Collectively evaluated for impairment	3,826	3,442
Total	4,086	3,747	5,224	5,780
Individually evaluated for impairment	1,642	3,108
Collectively evaluated for impairment	234,565	211,429
Total	236,338	214,537
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration	123
Loan balance of loans acquired with credit deterioration	131
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	371	428
Total	371	428	184	349
Collectively evaluated for impairment	58,898	65,452
Total	58,898	65,452
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment		53
Collectively evaluated for impairment	538	769
Total	538	822	740	632
Individually evaluated for impairment	953	208
Collectively evaluated for impairment	46,040	53,765
Total	46,993	53,973
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	382	200
Total	382	200	217	246
Individually evaluated for impairment	3	5
Collectively evaluated for impairment	18,557	15,945
Total	18,560	15,950
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	382	697
Total	$ 382	$ 697	$ 506	$ 417